Other Gains (Losses) (Schedule Of Other Losses) (Details) - CAD ($) $ in Millions	12 Months Ended
	Aug. 31, 2018	Aug. 31, 2017
Expenses by nature [abstract]
Net foreign exchange gain/(loss) recognized on the translation and settlement of current monetary assets and liabilities	$ 1	$ 12
Adjustments for gain (loss) on disposal of investments in subsidiaries, joint ventures and associates		(82)
Gain/(loss) on disposal of fixed assets	15	(2)
Other	13	7
Total other (expense) income	$ 29	$ (65)